Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0025 per share, issuable under the 2026 Share Incentive Plan
Amount Registered | shares	31,200,000
Proposed Maximum Offering Price per Unit	4.1575
Maximum Aggregate Offering Price	$ 129,714,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,913.50
Offering Note	(1) These shares may be represented by the Registrant's American depositary shares ("ADSs"), each representing four (4) ordinary shares of the Registrant. The Registrant's ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (333-192583). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares that become issuable under the 2026 Share Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. (3) Estimated in accordance with Rules 457(c) and 457(h)(1) promulgated under the Securities Act solely for the purpose of calculating the registration fee, and is based upon the price of US$16.63 per ADS, which was the average of the high and low prices of the Registrant's ADSs as quoted on the New York Stock Exchange on May 26, 2026, adjusted for ADS to ordinary share ratio. (4) Represents 31,200,000 ordinary shares reserved for future award grants under the 2026 Share Incentive Plan.